Earnings Per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
The following table sets forth the computation of basic and diluted EPS for the years ended December 31 (in thousands, except per share amounts):

	2016	2015	2014
Net income (loss) from continuing operations	$114,408	$187,774	$(260,726)
Net income from discontinued operations, net of tax	12,392	—	—
Net income (loss)	126,800	187,774	(260,726)
Net loss from continuing operations attributable to redeemable non-controlling interests	—	—	1,179
Net income (loss) attributable to Equinix, basic and diluted	$126,800	$187,774	$(259,547)

Weighted-average shares used to calculate basic EPS	70,117	57,790	52,359
Effect of dilutive securities:
Employee equity awards	699	693	—
Total dilutive potential shares	699	693	—
Weighted-average shares used to calculate diluted EPS	70,816	58,483	52,359

Basic EPS attributable to Equinix:
Continuing operations	$1.63	$3.25	$(4.96)
Discontinued operations	0.18	—	—
Basic EPS	$1.81	$3.25	$(4.96)

Diluted EPS attributable to Equinix:
Continuing operations	$1.62	$3.21	$(4.96)
Discontinued operations	0.17	—	—
Diluted EPS	$1.79	$3.21	$(4.96)

The following table sets forth potential shares of common stock that are not included in the diluted EPS calculation above because to do so would be anti-dilutive for the years ended December 31 (in thousands):

	2016	2015	2014
Shares related to the potential conversion of 3.00% convertible subordinated notes	—	—	861
Shares related to the potential conversion of 4.75% convertible subordinated notes	893	1,977	2,824
Common stock related to employee equity awards	27	88	1,820
	920	2,065	5,505